Income Tax Benefit - Schedule of Temporary Difference Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Temporary Difference Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 21,676,130	$ 20,521,572	$ 9,437,971